Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Long-term debt	$ 1,180,274	$ 1,135,675
Cash and cash equivalents	$ 270,989	$ 439,135	$ 396,146